Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Common shares at par value	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balance at Dec. 31, 2021	$ 459	$ 148,015		$ 5,170	$ 227,438	$ 381,082
Net Income					44,211	44,211
Other comprehensive income				(41,901)		(41,901)
Total comprehensive income				(41,901)	44,211	2,310
Issuance of common shares under share-based compensation plan	4	1,053				1,057
Purchase of treasury shares			(118)			(118)
Dividends paid					(9,168)	(9,168)
Balance at Jun. 30, 2022	463	149,068	(118)	(36,731)	262,481	375,163
Balance at Dec. 31, 2022	460	147,893	(14)	(44,239)	306,839	410,939
Net Income					74,363	74,363
Other comprehensive income				4,814		4,814
Total comprehensive income				4,814	74,363	79,177
Issuance of common shares under share-based compensation plan	4	1,403				1,407
Purchase of treasury shares			(23,813)			(23,813)
Cancellation of treasury shares	(28)	(23,513)	23,541
Dividends paid					(879)	(879)
Balance at Jun. 30, 2023	$ 436	$ 125,783	$ (286)	$ (39,425)	$ 380,323	$ 466,831